Cash, Cash Equivalents and Bank Deposits	12 Months Ended
Dec. 31, 2013
Cash, Cash Equivalents and Bank Deposits

3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2012 and 2013, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2012	2013
	RMB	RMB

Cash and cash equivalents	371,256	361,146

Short-term time deposits with maturity over three months but within one year	237,100	184,440

Long-term time deposits with maturity between one and two years	20,000	40,256

As of December 31, 2012 and 2013, cash and cash equivalents include US Dollar denominated bank deposits of USD9,943 and USD9,745 (equivalent to RMB61,948 and RMB58,996), respectively.

As of December 31, 2013, the interest rate of time deposits range from 3.05% to 4.4% per annum with a weighted average original maturity of 12.1 months. The Group places its cash in financial institutions with sound credit rating.